MML SERIES INVESTMENT FUND

Supplement dated August 15, 2008 to the

Prospectus dated May 1, 2008

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective August 15, 2008, the following funds contained in the Prospectus will be known as follows:

MML Large Cap Value Fund – Initial Class

MML Growth Equity Fund – Initial Class

MML NASDAQ-100® Fund – Initial Class

MML Small Cap Growth Equity Fund – Initial Class

MML Emerging Growth Fund – Initial Class

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-08-01

MML SERIES INVESTMENT FUND

Supplement dated August 15, 2008 to the

Prospectus dated May 1, 2008

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective August 15, 2008, the following funds contained in the Prospectus will be known as follows:

MML Asset Allocation Fund — Initial Class

MML Equity Income Fund — Initial Class

MML Income & Growth Fund — Initial Class

MML Growth & Income Fund — Initial Class

MML Blue Chip Growth Fund — Initial Class

MML Large Cap Growth Fund — Initial Class

MML Mid Cap Value Fund — Initial Class

MML Mid Cap Growth Fund — Initial Class

MML Small/Mid Cap Value Fund — Initial Class

MML Small Cap Index Fund — Initial Class

MML Foreign Fund — Initial Class

MML Conservative Allocation Fund — Initial Class

MML Balanced Allocation Fund — Initial Class

MML Moderate Allocation Fund — Initial Class

MML Growth Allocation Fund — Initial Class

MML Aggressive Allocation Fund — Initial Class

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2972-08-02